Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000097532 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097532 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097532 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097532 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097532 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097532 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097532 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097532 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097532 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097532 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097532 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097532 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000097532 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000097532 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097532 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097532 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097532 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097532 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097532 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097532 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097532 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000097532 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097532 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097532 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097532 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097532 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097532 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097532 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097532 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097532 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097534 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097534 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097534 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097534 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097534 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097534 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097534 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097534 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097534 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097534 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097534 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000097534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000097534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097534 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097534 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097534 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000097534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097534 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097534 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097534 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097534 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097534 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097534 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097534 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097536 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097536 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097536 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097536 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097536 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097536 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097536 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097536 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097536 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097536 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097536 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000097536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000097536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097536 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097536 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097536 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000097536 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097536 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097536 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097536 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097536 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097536 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097536 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097536 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097536 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253700 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253700 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253700 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253700 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253700 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253700 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253700 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253700 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253700 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253700 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253700 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253700 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000253700 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253700 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253700 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253700 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253700 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253700 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253700 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253700 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253700 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253700 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000253700 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253700 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253700 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253700 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253700 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253700 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253700 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253700 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097539 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097539 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097539 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097539 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097539 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097539 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097539 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097539 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097539 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097539 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097539 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000097539 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000097539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097539 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097539 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097539 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097539 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097539 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097539 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000097539 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097539 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097539 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097539 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097539 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097539 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097539 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097539 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097539 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121787 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121787 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121787 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000121787 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121787 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121787 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121787 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121787 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121787 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121787 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121787 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000121787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000121787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000121787 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000121787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000121787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000121787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000121787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000121787 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121787 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121787 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121787 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000121787 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121787 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121787 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121787 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121787 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121787 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121787 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121787 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097541 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097541 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097541 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097541 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097541 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097541 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097541 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097541 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097541 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097541 | FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097541 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000097541 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000097541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097541 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097541 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000097541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097541 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097541 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000097541 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097541 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097541 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097541 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097541 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097541 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097541 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097541 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097541 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198586 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198586 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198586 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198586 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198586 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198586 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198586 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198586 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198586 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198586 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198586 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000198586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198586 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198586 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198586 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198586 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198586 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198586 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198586 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198586 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198590 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198590 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198590 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198590 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198590 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198590 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198590 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198590 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198590 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198590 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198590 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000198590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198590 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198590 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198590 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198590 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198590 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198590 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198590 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198590 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198591 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198591 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198591 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198591 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198591 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198591 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198591 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198591 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198591 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198591 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198591 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000198591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198591 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198591 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198591 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198591 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198591 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198591 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198591 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198591 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198591 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198591 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198591 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198589 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198589 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198589 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198589 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198589 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198589 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198589 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198589 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198589 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198589 | FR_045220993
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198589 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000198589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000198589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198589 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198589 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198589 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198589 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198589 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198589 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198589 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000198589 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198589 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198589 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198589 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198589 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%